MassMutual

                                  PARTICIPATION
                                    INVESTORS





















                               REPORT for the NINE
                              MONTHS ENDED 9/30/02

MASSMUTUAL PARTICIPATION INVESTORS        ADVISER
  c/o David L. Babson & Company Inc.        David L. Babson & Company Inc.
  1500 Main Street, Suite 1100
  Springfield, Massachusetts 01115        AUDITOR
  (413) 226-1516                            Deloitte & Touche, LLP
                                            New York, New York 10281

                                          CUSTODIAN
                                            Citibank, N.A.

                                          TRANSFER AGENT & REGISTRAR
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374


                    Internet website: www.massmutual.com/mpv

                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors, a closed-end investment company, had its initial public offering in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MasPrt" or "MassMuPrt" under the New York Stock Exchange listings. The trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on those with equity features, and in convertible preferred stocks. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust pays quarterly dividends from net investment income and intends to distribute substantially all of its net income to shareholders each year. All registered shareholders are automatically enrolled in Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS

                                                                October 31, 2002

We are pleased to present the September 30, 2002 Quarterly Report of MassMutual Participation Investors. The Board of Trustees declared a quarterly dividend of 20 cents per share, payable on November 14, 2002 to shareholders of record on October 31, 2002. A dividend of 22 cents per share was paid in the previous quarter.

The financial markets continued to decline during the third quarter. For the quarter, the Dow Jones Industrial Average declined 17.43%, the sharpest quarterly decline since the fourth quarter of 1987. The S&P 500 and Russell 2000 Indices had similar drops, declining 17.27% and 21.40%, respectively, during the third quarter.

Fixed income markets continue to be mixed with higher quality indices up for the quarter. On one hand, the Lehman Intermediate Government/Credit Bond Index and the Lehman Government/Credit Bond Index both posted solid increases of 4.53% and 5.70%, respectively, for the quarter. On the other hand, high yield indices were down significantly. For example, the Merrill Lynch High Yield Master II Index declined 3.02% for the third quarter.

For the quarter ended September 30, 2002, the Trust earned 22 cents per share compared to 24 cents per share in the previous quarter. Net assets of the Trust as of September 30th were $86,575,680 or $9.11 per share compared to $91,111,411 or $9.61 per share on June 30, 2002. This translated into a negative 2.96% return for the quarter, based on change in net assets with reinvestment of dividends.

During the quarter, two new private placement securities, totaling approximately $2.5 million were added to the Trust's portfolio. The Trust purchased the securities of C&M Conveyor and Shelter Acquisition, Inc. The weighted average coupon of these investments was 11.1%. (A brief description of these investments can be found in the Schedule of Investments.)

As noted in past press releases, quarterly earnings of the Trust have been declining. The decline in earnings is generally attributable to a decline in interest rates and to the weak economic environment which has adversely impacted the ability of some borrowers to pay their obligations. Due to this decline in earnings, the Trustees voted to reduce the Trust's dividend to 20 cents per share.

Thank you for your continued interest in and support of MassMutual Participation Investors.


Sincerely,

/s/ Robert E. Joyal

Robert E. Joyal
President

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

September 30, 2002 and 2001
(Unaudited)

                                                                2002                2001
                                                           --------------      --------------
ASSETS:
Investments
   (See Consolidated Schedule of Investments)
   Corporate restricted securities at fair value
   (Cost 2002 - $113,130,377; 2001 - $109,528,809)         $   94,241,271      $   92,854,018
   Corporate public securities at market value
   (Cost 2002 - $13,953,026; 2001 - $16,411,717)                6,551,888          10,477,519
   Short-term securities at cost plus earned
    discount which approximates market value                    6,059,231           4,819,315
                                                           --------------      --------------
                                                              106,852,390         108,150,852
Cash                                                              137,017             263,422
Interest and dividends receivable, net                          2,503,708           2,398,268
Receivable for investments sold                                    92,466           2,173,129
Other assets                                                        7,048             104,785
                                                           --------------      --------------
       TOTAL ASSETS                                        $  109,592,629      $  113,090,456
                                                           ==============      ==============


LIABILITIES:
Payable for investments purchased                          $           --      $    2,184,450
Management fee payable                                            195,154             198,285
Note payable                                                   12,000,000          12,000,000
Revolving Credit Agreement                                     10,500,000          10,500,000
Interest payable                                                  283,858             219,970
Accrued expenses                                                   15,482              59,207
Accounts payable                                                   22,455                  --
                                                           --------------      --------------
       TOTAL LIABILITIES                                       23,016,949          25,161,912
                                                           --------------      --------------

NET ASSETS:
Common shares, par value $.01 per share;
  an unlimited number authorized                                   95,034              94,250
Additional paid-in capital                                     87,937,312          87,217,125
Retained net realized gain on investments, prior years         19,904,384          20,064,506
Undistributed net investment income                             2,741,740           2,966,734
Undistributed net realized gain on investments                  2,187,454             194,918
Net unrealized depreciation of investments                    (26,290,244)        (22,608,989)
                                                           --------------      --------------
       TOTAL NET ASSETS                                        86,575,680          87,928,544
                                                           --------------      --------------
       TOTAL LIABILITIES AND NET ASSETS                    $  109,592,629      $  113,090,456
                                                           ==============      ==============
COMMON SHARES ISSUED AND OUTSTANDING                            9,503,366           9,424,963
                                                           ==============      ==============
NET ASSET VALUE PER SHARE                                  $         9.11      $         9.33
                                                           ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
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2

CONSOLIDATED STATEMENTS OF OPERATIONS         MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended
September 30, 2002 and 2001
(Unaudited)

                                                                2002                2001
                                                           --------------      --------------
INVESTMENT INCOME:
Interest                                                   $    7,853,577      $    8,346,620
Dividends                                                         178,171             259,937
                                                           --------------      --------------
       TOTAL INCOME                                             8,031,748           8,606,557
                                                           --------------      --------------

EXPENSES:
Management fee                                                    605,499             614,173
Trustees' fees and expenses                                        59,373              77,904
Transfer agent/registrar's expenses                                18,000              16,650
Interest                                                          711,025           1,056,312
Reports to shareholders                                            69,000              70,200
Audit and legal                                                    45,000              29,099
Other                                                               4,569              50,880
                                                           --------------      --------------
       TOTAL EXPENSES                                           1,512,466           1,915,218
                                                           --------------      --------------
NET INVESTMENT INCOME
(2002 - $.69 PER SHARE; 2001 - $.71 PER SHARE)                  6,519,282           6,691,339
                                                           --------------      --------------

NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS:
Realized gain on investments                                    2,651,557             194,918
Net change in unrealized depreciation of investments           (4,891,575)         (6,363,559)
                                                           --------------      --------------
       NET LOSS ON INVESTMENTS                                 (2,240,018)         (6,168,641)
                                                           --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $    4,279,264      $      522,698
                                                           ==============      ==============







                       SEE NOTES TO FINANCIAL STATEMENTS.
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                                                                               3

CONSOLIDATED STATEMENTS OF CASH FLOWS         MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended
September 30, 2002 and 2001
(Unaudited)

                                                                2002                2001
                                                           --------------      --------------
NET DECREASE IN CASH:
Cash flows from operating activities:
   Interest and dividends received                         $    7,442,724      $    8,017,174
   Interest expense paid                                         (622,332)         (1,079,049)
   Operating expenses paid                                       (814,757)         (1,182,416)
                                                           --------------      --------------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                6,005,635           5,755,709
                                                           --------------      --------------

Cash flows from investing activities:
  (Decrease) increase from short-term
   portfolio securities, net                                   (1,015,531)          3,275,537
   Purchase of portfolio securities                           (27,167,549)        (16,487,721)
   Proceeds from disposition of portfolio securities           26,909,114          18,047,728
                                                           --------------      --------------
       NET CASH (USED FOR) PROVIDED
       BY INVESTING ACTIVITIES                                 (1,273,966)          4,835,544
                                                           --------------      --------------
       NET CASH PROVIDED BY OPERATING AND
       INVESTING ACTIVITIES                                     4,731,669          10,591,253
                                                           --------------      --------------

Cash flows from financing activities:
   Increase in receipts for shares issued on
     reinvestment of dividends                                    562,589             969,556
   Cash dividends paid from net investment income              (6,625,144)         (6,751,585)
   Cash dividends paid from net realized gain on
     investments                                                       --          (5,133,032)
                                                           --------------      --------------
       NET CASH USED FOR FINANCING ACTIVITIES                  (6,062,555)        (10,915,061)
                                                           --------------      --------------
NET DECREASE IN CASH                                           (1,330,886)           (323,808)
Cash - beginning of year                                        1,467,903             587,230
                                                           --------------      --------------
CASH - END OF PERIOD                                       $      137,017      $      263,422
                                                           ==============      ==============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $    4,279,264      $      522,698
                                                           --------------      --------------

   Decrease in investments                                        711,653           9,465,470
  (Increase) decrease in interest and dividends
     receivable, net                                             (121,987)            224,293
   Decrease (increase) in receivable for investments sold          44,410            (991,732)
   Increase in other assets                                        (7,048)           (104,785)
  (Decrease) increase in payable for investments purchased       (250,000)          1,821,556
   Increase (decrease) in management fee payable                    1,145              (3,928)
   Increase (decrease) in interest payable                         88,693             (22,737)
   Decrease in accrued expenses                                   (36,916)            (21,433)
   Increase (decrease) in accounts payable                         22,455            (298,149)
                                                           --------------      --------------
       TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS            452,405          10,068,555
                                                           --------------      --------------
       NET CASH PROVIDED BY OPERATING AND
       INVESTING ACTIVITIES                                $    4,731,669      $   10,591,253
                                                           ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
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4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS

For the nine months ended
September 30, 2002 and 2001
(Unaudited)




                                                                2002                2001
                                                           --------------      --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income                                   $    6,519,282      $    6,691,339
   Net realized gain on investments                             2,651,557             194,918
   Net change in unrealized depreciation of investments        (4,891,575)         (6,363,559)
                                                           --------------      --------------
Net increase in net assets resulting from operations            4,279,264             522,698

       NET INCREASE IN SHARES OF BENEFICIAL
       INTEREST TRANSACTIONS                                      562,589             969,556

Dividends to shareholders from:
   Net investment income
   (2002 - $.46 per share; 2001 - $.48 per share)              (4,358,426)         (4,511,716)
                                                           --------------      --------------

       TOTAL INCREASE (DECREASE) IN NET ASSETS                    483,427          (3,019,462)

NET ASSETS, BEGINNING OF YEAR                                  86,092,253          90,948,006
                                                           --------------      --------------
NET ASSETS, END OF PERIOD
 (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME IN
  2002 - $2,741,740; 2001 - $2,966,734)                    $   86,575,680      $   87,928,544
                                                           ==============      ==============











                       SEE NOTES TO FINANCIAL STATEMENTS.
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                                                                               5

CONSOLIDATED SELECTED PER SHARE DATA          MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of
beneficial interest outstanding
for the periods ended:

                                                            For the nine
                                                            months ended          For the
                                                              9/30/02            year ended
                                                            (unaudited)          12/31/2001
                                                           --------------      --------------
Net asset value:
   Beginning of year                                       $         9.12      $         9.75
                                                           --------------      --------------

Net investment income                                                0.69                0.93
Net realized and unrealized gain (loss) on investments              (0.24)              (0.61)
                                                           --------------      --------------
Total from investment operations                                     0.45                0.32
                                                           --------------      --------------
Dividends from net investment income to common shareholders         (0.46)              (0.96)
Distributions for net realized gain on investments to
  common shareholders                                                  --                  --
Change from issuance of shares                                         --                0.01
                                                           --------------      --------------
Total distributions                                                 (0.46)              (0.95)
                                                           --------------      --------------
Net asset value:
   End of period                                           $         9.11      $         9.12
                                                           ==============      ==============
Per share market value:
   End of period                                           $         9.88      $         9.10
                                                           ==============      ==============
Total investment return
   Market value                                                     13.97%*             (8.02)%
   Net asset value                                                   4.86%*              3.41%

Net assets (in millions):
   End of period                                           $        86.58      $        86.09

Ratio of operating expenses to average net assets                    0.91%*              1.22%

Ratio of interest expense to average net assets                      0.80%*              1.47%

Ratio of total expenses to average net assets                        1.71%*              2.69%

Ratio of net investment income to average net assets                 7.36%*              9.70%

Portfolio turnover                                                  26.02%*             21.58%



*Percentages represent results for the period and are not annualized.






                       SEE NOTES TO FINANCIAL STATEMENTS.
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6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
                                                             Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------
CORPORATE RESTRICTED SECURITIES - 108.85% (A)

PRIVATE PLACEMENT INVESTMENTS - 104.81%

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles
   12.5% Subordinated Note due 2010                       $  1,125,000          2/29/00     $    989,027     $  1,158,750
   Warrant, exercisable until 2010, to purchase
     common stock at $.02 per share (B)                       192 shs.          2/29/00          162,931           16,558
                                                                                            ------------     ------------
                                                                                               1,151,958        1,175,308
                                                                                            ------------     ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers.
   19% Senior Subordinated Note due 2004 (B)              $    103,524          12/9/99          103,524           10,353
   7% Redeemable Preferred Stock (B)                        1,093 shs.         10/31/97        1,004,006               --
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                     3,222 shs.         10/31/97           12,495               --
                                                                                            ------------     ------------
                                                                                               1,120,025           10,353
                                                                                            ------------     ------------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and
other related items.
   12% Senior Subordinated Note due 2007                  $  1,684,300          4/30/99        1,517,566        1,717,986
   Common Stock (B)                                           561 shs.          4/30/99          561,150          530,357
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                       305 shs.          4/30/99          235,802          288,402
                                                                                            ------------     ------------
                                                                                               2,314,518        2,536,745
                                                                                            ------------     ------------
AMERICA'S BODY CO., INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
   12% Senior Subordinated Note due 2007                  $  1,750,000          11/2/98        1,573,581        1,661,198
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                        29 shs.          11/2/98          256,667               --
                                                                                            ------------     ------------
                                                                                               1,830,248        1,661,198
                                                                                            ------------     ------------
AMES TRUE TEMPER, INC.
A leading manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America.
   13% Senior Subordinated Note due 2010                  $  1,000,000          1/14/02          997,343        1,023,600
   10% Preferred Stock                                         81 shs.          2/28/02           81,178           79,112
   Class A Common Stock (B)                                 1,114 shs.          2/28/02            1,114              892
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                     2,657 shs.          1/14/02            2,657               27
                                                                                            ------------     ------------
                                                                                               1,082,292        1,103,631
                                                                                            ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air
and gas distribution systems.
   Senior Secured Floating Rate Revolving Credit
   Facility due 2007                                      $     35,913           4/9/02           35,913           35,579
   Senior Secured Tranche A Floating Rate Note due 2008   $    647,604           4/9/02          647,604          643,136
   12% Senior Secured Note due 2010                       $    412,112           4/9/02          341,514          414,336
   Limited Partnership Interest of Riverside Capital       87,045 int.           4/9/02           87,045           69,636
   Appreciation Fund IV, L.P. (B)
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                       794 shs.           4/9/02           72,856                8
                                                                                            ------------     ------------
                                                                                               1,184,932        1,162,695
                                                                                            ------------     ------------

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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   Senior Secured Tranche A Floating Rate Note due
     2004 (B)                                             $  1,063,706         12/23/97     $  1,063,705     $    531,853
   17.75% Senior Secured Tranche B Note due 2005 (B)      $    401,412         12/23/97          401,411          200,706
   Preference Shares (B)                                  179,815 shs.          2/14/02                2               --
   Limited Partnership Interest of CM Equity
     Partners (B)                                           3.13% int.         12/22/97          416,215            4,162
   Warrant, exercisable until 2005, to purchase
     common stock at $.81 per share (B)                   107,267 shs.         12/23/97               --            1,073
                                                                                            ------------     ------------
                                                                                               1,881,333          737,794
                                                                                            ------------     ------------

BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty
silica sands.
   14% Redeemable Preferred Stock                             482 shs.          9/30/99          265,849          201,854
   Convertible Preferred Stock Series A and B,
     convertible into common stock at $9.26 per share (B)  62,997 shs.         12/19/96          583,300          495,809
   Common Stock (B)                                        10,013 shs.          9/30/99          399,505          339,579
   Warrants, exercisable until 2005 and 2010, to
     purchase common stock at $.01 per share (B)            5,700 shs.                *           64,247               56
                                                                                            ------------     ------------
                                                                                               1,312,901        1,037,298
                                                                                            ------------     ------------

C & K MANUFACTURING AND SALES COMPANY
A manufacturer and distributor of branded packaging
and supply products.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2002 (B)                                $    326,122          8/29/96          326,122            6,522
   Senior Secured Series A Floating Rate Term Note
     due 2002 (B)                                         $  1,070,980          8/29/96        1,070,980           21,420
   12% Series B Term Note due 2004                        $    260,959          8/29/96          249,059            5,219
   Membership Interests (B)                                 2.81% int.          8/29/96           62,750               --
   Warrant, exercisable until 2004, to purchase
     membership interests at $.01 per interest (B)             18 int.          8/29/96           13,300               --
                                                                                            ------------     ------------
                                                                                               1,722,211           33,161
                                                                                            ------------     ------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling
systems to the corrugated sheet and container industry.
   9.5% Senior Secured Term Note due 2007                 $    704,819          9/13/02          704,819          696,854
   11% Senior Subordinated Note due 2010                  $    478,916          9/13/02          444,613          470,348
   Common Stock (B)                                       180,723 shs.          9/13/02          180,723          144,578
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                    78,386 shs.          9/13/02           34,428              784
                                                                                            ------------     ------------
                                                                                               1,364,583        1,312,564
                                                                                            ------------     ------------
*12/19/96 and 9/30/99.

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8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for
both the retail and food service markets.
   8% Junior Subordinated Convertible Note due 2004,
     convertible into partnership points at
     $1,388.89 per point                                  $     54,054          9/29/95     $     54,054     $     56,432
   Warrant, exercisable until 2006, to purchase
     partnership points at $.01 per point (B)                  19 pts.          9/29/95           25,130               --
                                                                                            ------------     ------------
                                                                                                  79,184           56,432
                                                                                            ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
   Common Stock (B)                                         2,938 shs.          4/29/00           16,156              808
   Preferred Membership Interests (B)                         806 int.          4/29/00            3,598              180
   Common Membership Interests (B)                         10,421 int.          4/29/00           46,640            2,332
                                                                                            ------------     ------------
                                                                                                  66,394            3,320
                                                                                            ------------     ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                            55 shs.                *              252              201
                                                                                            ------------     ------------
CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and
production company.
   Common Stock (B)                                            41 shs.          12/3/97            1,599               51
                                                                                            ------------     ------------

COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal stampings.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2006                                    $     24,692           1/7/02           24,692           21,079
   Senior Secured Floating Rate Tranche A Note due 2007   $    765,432          6/26/01          765,432          743,082
   12% Senior Secured Tranche B Note due 2008             $    370,370          6/26/01          330,169          374,973
   Limited Partnership Interest (B)                           185 shs.          6/26/01          185,185          148,148
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                    61,163 shs.          6/26/01           45,370              612
                                                                                            ------------     ------------
                                                                                               1,350,848        1,287,894
                                                                                            ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird
feeders and accessories.
   12.5% Senior Subordinated Note due 2008                $    843,750          9/22/00          723,897          820,294
   28% Preferred Stock                                         38 shs.          11/2/01           37,500           37,108
   Common Stock (B)                                           756 shs.          9/22/00          281,250          253,124
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                       446 shs.          9/22/00          140,625                4
                                                                                            ------------     ------------
                                                                                               1,183,272        1,110,530
                                                                                            ------------     ------------

*12/30/97 and 5/29/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
   Senior Secured Floating Rate Revolving Credit
     Note due 2003                                        $    192,250          12/8/95     $    192,250     $     93,050
   10.75% Senior Secured Term Note due 2003               $    306,887          12/8/95          306,887          122,754
   Senior Secured Floating Rate Term Note due 2003        $    155,722          12/8/95          155,722           46,140
   12% Senior Subordinated Note due 2005                  $    400,287          12/8/95          390,089           80,057
   Common Stock (B)                                        92,280 shs.          12/8/95           92,280               --
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                    69,210 shs.          12/8/95           25,426               --
                                                                                            ------------     ------------
                                                                                               1,162,654          342,001
                                                                                            ------------     ------------
CONTICO INTERNATIONAL, INC.
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products.
   12% Senior Subordinated Note due 2003                  $    100,000          3/23/93          100,000          101,686
                                                                                            ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
   12% Senior Subordinated Note due 2007                  $  2,045,455                *        1,937,346        1,852,364
   Common Stock (B)                                            30 shs.                *           51,136           38,353
   Limited Partnership Interest (B)                        10.23% int.                *          151,817          113,864
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                        97 shs.                *          157,343          125,301
                                                                                            ------------     ------------
                                                                                               2,297,642        2,129,882
                                                                                            ------------     ------------
DELSTAR HOLDINGS CORP.
A manufacturer of plastic netting for a wide variety
of industries.
   Convertible Preferred Stock, convertible into
     common stock at $12.16 per share (B)                  17,581 shs.          10/5/01          213,691               18
                                                                                            ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
   12% Senior Subordinated Note due 2006                  $    652,174          7/19/01          562,159          645,966
   Common Stock (B)                                           310 shs.          7/19/01          309,783          278,802
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                       157 shs.          7/19/01          132,677                2
                                                                                            ------------     ------------
                                                                                               1,004,619          924,770
                                                                                            ------------     ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic,
non-invasive medical devices used for respiratory care.
   Senior Secured Floating Rate Tranche A Note due 2008   $    754,688           2/8/01          754,688          757,480
   12% Senior Secured Tranche B Note due 2009             $    328,125           2/8/01          281,250          337,965
   Limited Partnership Interest of Riverside Capital
     Appreciation Fund III, LP (B)                          1.56% int.           2/8/01           93,656           74,925
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                       530 shs.           2/8/01           46,875                5
                                                                                            ------------     ------------
                                                                                               1,176,469        1,170,375
                                                                                            ------------     ------------
*3/5/99 and 3/24/99.

--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
   12% Senior Subordinated Note due 2007                  $  1,776,307         12/22/99     $  1,607,830     $  1,829,597
   8% Convertible Class B Subordinated Promissory
     Note due 2008                                        $     47,352         12/22/99           47,150           48,782
   Class B Common Stock (B)                                13,816 shs.         12/22/99          138,157          124,342
   Limited Partnership Interest                             4.61% int.         12/22/99          285,492          256,944
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                    23,958 shs.         12/22/99          219,078              240
                                                                                            ------------     ------------
                                                                                               2,297,707        2,259,905
                                                                                            ------------     ------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor
to industrial customers.
   Membership Interests of MM/Lincap
     Diversco Investments Ltd. LLC (B)                      1.74% int.          8/27/98          366,495               --
   Preferred Stock (B)                                      1,639 shs.         12/14/01        1,392,067          348,016
   Warrants, exercisable until 2011, to purchase common
     stock of DHI Holdings, Inc. at $.01 per share (B)      6,676 shs.                *          201,655               --
                                                                                            ------------     ------------
                                                                                               1,960,217          348,016
                                                                                            ------------     ------------

DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial
and consumer products.
   7.16% Convertible Preferred Stock, convertible
     into common stock at $14 per share (B)                10,000 shs.          6/12/97          500,000          225,000
   Common Stock (B)                                        89,438 shs.          6/21/02          584,047          196,764
                                                                                            ------------     ------------
                                                                                               1,084,047          421,764
                                                                                            ------------     ------------

EAGLE WINDOW & DOOR HOLDINGS CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
   12% Senior Subordinated Note due 2010                  $  1,000,000           5/6/02          853,795        1,028,608
   Common Stock (B)                                           125 shs.           5/6/02          125,000          112,500
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                       232 shs.           5/6/02          150,000                2
                                                                                            ------------     ------------
                                                                                               1,128,795        1,141,110
                                                                                            ------------     ------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests
in other entities.
   Limited Partnership Interest                             8,043 int.           1/1/01            7,746            6,866
                                                                                            ------------     ------------

*10/24/96 and 8/28/98.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
   12% Senior Subordinated Note due 2009 (B)              $    843,750          3/30/00     $    696,094     $    590,625
   Limited Partnership Interest (B)                         0.76% int.          3/30/00          281,250           28,125
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                       253 shs.          3/30/00          135,000                3
                                                                                            ------------     ------------
                                                                                               1,112,344          618,753
                                                                                            ------------     ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
   Senior Secured Tranche A Floating Rate Note
     due 2005                                             $    499,900           3/2/98          499,900          344,081
   8.85% Senior Secured Tranche A Note due 2005           $    499,900           3/2/98          499,900          396,921
   11.75% Senior Secured Tranche B Note due 2006          $    350,000           3/2/98          319,066          280,875
   Senior Secured Floating Rate Revolving Credit
     Facility due 2005                                    $    445,000           3/2/98          445,000          304,291
   Common Stock (B)                                        13,524 shs.          2/11/98           47,691           23,845
   Limited Partnership Interest of CM Equity
     Partners (B)                                          63,525 int.          2/11/98           63,627           31,813
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                    17,391 shs.           3/2/98           56,000              174
                                                                                            ------------     ------------
                                                                                               1,931,184        1,382,000
                                                                                            ------------     ------------

EVOLVE SOFTWARE, INC.
A provider software for automating professional
services organizations.
   Common Stock (B)                                            44 shs.          4/20/01              185                5
                                                                                            ------------     ------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the
insurance industry and a provider of occupational
health testing.
   12% Senior Subordinated Note due 2007                  $  1,116,867          3/16/99        1,052,951        1,043,872
   Limited Partnership Interest (B)                         2.79% int.           3/2/99        1,133,133          906,506
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                    40,888 shs.          3/16/99           93,072              409
                                                                                            ------------     ------------
                                                                                               2,279,156        1,950,787
                                                                                            ------------     ------------

FAIRMARKET, INC.
A developer and deliverer of e-business selling and
marketing solutions for retailer, distributors and
manufacturers.
   Common Stock (B)                                            54 shs.          4/20/01               92               57
                                                                                            ------------     ------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point
of purchase displays and signage in retail environments.
   12.5% Senior Subordinated Note due 2007                $  1,932,000         12/22/99        1,746,704        1,989,960
   Class B Common Stock (B)                                   318 shs.         12/22/99          318,000          249,217
   Warrant, exercisable until 2007, to purchase
     common stock at $.02 per share (B)                       312 shs.         12/22/99          245,034          244,212
                                                                                            ------------     ------------
                                                                                               2,309,738        2,483,389
                                                                                            ------------     ------------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance,
repair and operating supplies such as fasteners,
electrical components and tools.
   12% Senior Subordinated Note due 2008                  $    920,000           3/2/00     $    774,339     $    690,000
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                       469 shs.           3/2/00          185,220                5
                                                                                            ------------     ------------
                                                                                                 959,559          690,005
                                                                                            ------------     ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
   15% Senior Subordinated Note due 2010 (B)              $  1,125,000          6/21/01          591,600          450,000
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                     5,304 shs.          6/21/01          533,400               53
                                                                                            ------------     ------------
                                                                                               1,125,000          450,053
                                                                                            ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of
funeral homes in the United States.
   16.5% Senior Subordinated Note due 2007 (B)            $  2,208,026                *        2,147,182          552,007
   Warrant, exercisable until 2007, to purchase
     common stock at $1 per share (B)                     196,421 shs.                *           28,131               --
                                                                                            ------------     ------------
                                                                                               2,175,313          552,007
                                                                                            ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests
in manufacturing and marketing entities.
   Series A Preferred Units (B)                            25,000 uts.          7/21/94          100,002           89,604
                                                                                            ------------     ------------
HUSSEY SEATING COMPANY
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving Note due 2006   $    500,625          6/12/96          500,625          453,516
   Senior Secured Floating Rate Note due 2006             $    675,000               **          675,000          611,482
   Preferred Stock                                          6,750 shs.           8/3/01          611,605          458,703
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                     2,860 shs.              ***          112,500               29
                                                                                            ------------     ------------
                                                                                               1,899,730        1,523,730
                                                                                            ------------     ------------
IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers
streaming media with viewing and listening quality.
   Common Stock (B)                                            12 shs.          4/20/01              594               --
                                                                                            ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and
network systems for the industrial and office environments.
   11% Senior Secured Note due 2007                       $    990,504           6/1/00          990,504          954,418
   Common Stock (B)                                           130 shs.           6/1/00          149,500          112,125
                                                                                            ------------     ------------
                                                                                               1,140,004        1,066,543
                                                                                            ------------     ------------
  *1/25/99 and 7/16/99.
 **6/12/96 and 8/3/01.
***6/12/96 and 1/19/00.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of
industrial and highway safety products.
   Common Stock (B)                                           113 shs.          8/16/95     $     11,311     $     27,429
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                       521 shs.          8/16/95           52,052          126,160
                                                                                            ------------     ------------
                                                                                                  63,363          153,589
                                                                                            ------------     ------------

JASON, INC.
A diversified manufacturing company serving various
industrial markets.
   13% Senior Subordinated Note due 2008                  $    510,187           8/4/00          458,529          496,854
   14% Cumulative Redeemable Preferred Stock Series A         153 shs.           8/4/00          153,119          147,326
   Limited Partnership Interest of Saw Mill Capital
     Fund II, L.P. (B)                                      1.33% int.           8/3/00          469,327          351,995
   Warrants, exercisable until 2008 and 2009, to purchase
     common stock at $.01 per share (B)                    26,931 shs.           8/4/00           61,101              269
                                                                                            ------------     ------------
                                                                                               1,142,076          996,444
                                                                                            ------------     ------------

KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns,
kits and notions to consumers.
   Senior Secured Floating Rate Revolving Note due 2005   $     52,418          6/16/00           52,418           52,418
   Senior Secured Floating Rate Tranche A Note due 2007   $    636,881          6/16/00          636,881          633,761
   12% Senior Secured Tranche B Note due 2008             $    314,509          6/16/00          293,216          326,308
   Limited Partnership Interest of Riverside XVI Holding
    Company, L.P. (B)                                       3.02% int.          6/12/00          188,841          169,957
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                       633 shs.          6/12/00           26,209                6
                                                                                            ------------     ------------
                                                                                               1,197,565        1,182,450
                                                                                            ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants, and residual fuels.
   12.5% Senior Subordinated Note due 2009                $    962,170          4/30/01          962,170          988,686
   Preferred Stock (B)                                        163 shs.          4/30/01          163,000          130,400
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                       142 shs.          4/30/01                7                1
                                                                                            ------------     ------------
                                                                                               1,125,177        1,119,087
                                                                                            ------------     ------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations
in the United States.
   12% Senior Subordinated Note due 2007                  $    883,929          9/25/00          732,589          888,221
   Common Stock (B)                                       241,071 shs.          9/25/00          241,071          216,964
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                   214,668 shs.          9/25/00          184,420            2,147
                                                                                            ------------     ------------
                                                                                               1,158,080        1,107,332
                                                                                            ------------     ------------

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of
external accessories for new and used sport utility
vehicles, trucks and vans.
   12.5% Senior Subordinated Note due 2006                $  2,036,000                *     $  1,804,357     $  2,031,928
   Common Stock (B)                                        30,571 shs.                *          213,998           13,451
   Warrant, exercisable until 2006, to purchase
     common stock at $.11 per share (B)                    57,402 shs.                *          318,838           20,206
                                                                                            ------------     ------------
                                                                                               2,337,193        2,065,585
                                                                                            ------------     ------------
MAXTEC INTERNATIONAL CORP.
A manufacturer and distributor of remote control
operating systems for overhead cranes.
   Senior Floating Rate Revolving Credit Facility
     due 2002                                             $    230,773          6/28/95          230,773          229,840
   Common Stock (B)                                        38,462 shs.          6/28/95          115,386           86,540
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                    19,795 shs.          6/28/95           85,714              198
                                                                                            ------------     ------------
                                                                                                 431,873          316,578
                                                                                            ------------     ------------
MERIT INDUSTRIES, INC.
A designer and manufacturer of coin-operated video
and dart games.
   15% Senior Subordinated Note due 2006                  $  1,376,757          8/19/98        1,306,381        1,388,779
   Limited Partnership Interest of Riverside X
     Holding Company, L.P. (B)                              3.15% int.               **          688,907          615,625
   Warrant, exercisable until 2006, to purchase
     limited partnership interests at $.01 per share (B)      927 int.          8/19/98           92,706                9
                                                                                            ------------     ------------
                                                                                               2,087,994        2,004,413
                                                                                            ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display
and exhibit structures.
   Senior Secured Floating Rate Revolving Note due 2005   $    105,710          9/21/00          105,710           52,856
   Senior Secured Tranche A Floating Rate Note due 2007   $    768,800          9/21/00          768,800          384,400
   12% Senior Secured Tranche B Note due 2008             $    240,250          9/21/00          220,878          120,125
   Limited Partnership Interest of Riverside Capital
     Appreciation Fund I, L.P. (B)                          3.56% int.          9/20/00          178,060           44,515
   Warrant, exercisable until 2008, to purchase
     common stock at $100 per share (B)                       264 shs.          9/21/00           23,064                3
                                                                                            ------------     ------------
                                                                                               1,296,512          601,899
                                                                                            ------------     ------------
NEXELL THERAPEUTICS, INC.
A provider of cell therapy technology to the medical community.
   3% Cumulative Convertible Preferred Stock
     Series B, due 2008, convertible into common
     stock at $2.75 per share                               2,250 shs.         11/24/99        2,250,000        2,220,075
   Warrant, exercisable until 2008, to purchase
     common stock at $12 per share (B)                    107,144 shs.         11/24/99               --            1,071
                                                                                            ------------     ------------
                                                                                               2,250,000        2,221,146
                                                                                            ------------     ------------
 *12/23/98 and 1/28/99.
**8/12/98, 8/11/99 and 3/3/00.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note due 2006   $    213,558          6/25/99     $    213,558     $    205,209
   Senior Secured Floating Rate Note due 2006             $  1,433,898          6/25/99        1,433,898        1,375,395
   12% Senior Secured Tranche B Note due 2007             $    559,322          6/25/99          500,162          546,085
   Limited Partnership Interest of Riverside XIII
     Holding Company, L.P (B).                              2.54% int.          6/11/99          168,715          126,536
   Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                              115 shs.          6/25/99           81,356                1
                                                                                            ------------     ------------
                                                                                               2,397,689        2,253,226
                                                                                            ------------     ------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
   9% Senior Secured Note due 2009                        $    464,286          1/28/02          464,286          471,395
   11.5% Senior Subordinated Note due 2012                $    857,143          1/28/02          767,901          862,780
   Common Stock (B)                                       178,571 shs.          1/28/02          178,571          160,714
   Warrant, exercisable until 2012, to purchase common
     stock at $.01 per share (B)                          138,985 shs.          1/28/02           92,597            1,389
                                                                                            ------------     ------------
                                                                                               1,503,355        1,496,278
                                                                                            ------------     ------------

OLYMPIC BOAT CENTERS, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
   12% Senior Subordinated Note due 2006                  $  1,387,000           8/7/98        1,284,987        1,327,152
   12% Senior Subordinated Note due 2008                  $    244,154           2/9/00          220,569          236,670
   Limited Partnership Interest of Riverside VIII
     Holding Company, L.P. (B)                              6.80% int.                *          724,276          578,020
   Warrants, exercisable until 2007 and 2008, to
     purchase common stock at $.01 per share (B)           15,166 shs.               **          206,041              152
                                                                                            ------------     ------------
                                                                                               2,435,873        2,141,994
                                                                                            ------------     ------------

PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters.
   15.5% Senior Subordinated Note due 2004                $  1,166,667          6/27/97        1,166,667        1,209,548
                                                                                            ------------     ------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
   12% Senior Subordinated Note due 2008                  $  1,125,000         12/19/00        1,003,881        1,141,795
   Membership Interests of MM/Lincap PPI Investments,
     Inc., LLC (B)                                        140,625 int.         12/21/00          140,625          112,500
                                                                                            ------------     ------------
                                                                                               1,144,506        1,254,295
                                                                                            ------------     ------------
 *8/7/98, 2/23/99 and 12/22/99.
**8/7/98 and 2/29/00.

--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors
and a provider of custom patio rooms and porch enclosures.
   12.% Senior Subordinated Note due 2009                 $  1,035,000          1/29/01     $    913,197     $  1,076,400
   Common Stock (B)                                            61 shs.          1/29/01           61,000           33,253
   Warrant, exercisable until 2009, to purchase common
     stock at $.01 per share (B)                              171 shs.          1/29/01          139,327           93,308
                                                                                            ------------     ------------
                                                                                               1,113,524        1,202,961
                                                                                            ------------     ------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                     $    155,491         11/30/95          155,491          157,977
   10.5% Senior Secured Convertible Note due 2005,
     convertible into common stock at $50,000 per share   $     97,500         11/30/95           97,500          140,127
   Common Stock (B)                                             3 shs.         11/30/95          169,000          220,801
                                                                                            ------------     ------------
                                                                                                 421,991          518,905
                                                                                            ------------     ------------

PLASSEIN PACKAGING, INC.
A manufacturer of flexible packaging products.
   13% Senior Subordinated Note due 2007 (B)              $    404,263          8/15/00          346,009          202,131
   15% Junior Subordinated Note due 2008 (B)              $     38,939         11/14/01           38,125           11,682
   12% Junior Subordinated Note due 2008 (B)              $    348,833          8/15/00          235,169          104,650
   Convertible Preferred Stock, convertible into common
     stock at $1 per share (B)                            152,606 shs.          8/15/00          152,606           15,261
   Common Stock (B)                                       236,627 shs.          8/15/00          153,293           15,329
   Warrants, exercisable until 2007 and 2008, to
     purchase common stock at $.01 per share (B)          255,569 shs.                *           50,739            2,555
                                                                                            ------------     ------------
                                                                                                 975,941          351,608
                                                                                            ------------     ------------

POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the
hay bailing marketplace.
   8% Senior Subordinated Note due 2010                   $    393,750          9/27/02          393,736          354,375
   Preferred Series A Stock                                   563 shs.          9/27/02          507,664           14,062
   Preferred Series B Stock                                   127 shs.          9/27/02          123,289            3,164
   Common Stock (B)                                        84,375 shs.          9/27/02           42,188               --
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                   423,508 shs.          9/27/02           58,123               --
                                                                                            ------------     ------------
                                                                                               1,125,000          371,601
                                                                                            ------------     ------------

PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2003                                    $    448,250          7/22/96          448,250          389,081
   Senior Secured Floating Rate Term Note due 2003        $    766,000          7/22/96          766,100          664,975
   12% Senior Secured Term Note due 2004                  $    244,500          7/22/96          229,991          215,625
   8% Preferred Stock                                         187 shs.          7/22/96          115,982           86,863
   Common Stock (B)                                           299 shs.          7/22/96           14,489            7,244
   Warrant, exercisable until 2004, to purchase
     common stock at $.01 per share (B)                       162 shs.          7/22/96           49,000                2
                                                                                            ------------     ------------
                                                                                               1,623,812        1,363,790
                                                                                            ------------     ------------
*8/15/00 and 11/14/01.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat products.
   12% Senior Subordinated Note due 2008                  $    948,000          8/29/00     $    797,202     $    976,440
   Limited Partnership Interest of MHD Holdings LLC (B)     0.95% int.          8/29/00          427,000          384,300
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                     3,683 shs.          8/29/00          169,867               36
                                                                                            ------------     ------------
                                                                                               1,394,069        1,360,776
                                                                                            ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
   6% Redeemable Preferred Membership Interests             1,262 int.                *        1,390,495        1,322,918
   Common Membership Interests                              4,932 int.                *           30,059           19,403
                                                                                            ------------     ------------
                                                                                               1,420,554        1,342,321
                                                                                            ------------     ------------
PROGRESSIVE SOFTWARE HOLDINGS
A designer and manufacturer of point-of-sale monitors
and keyboards used by retailers and restaurants.
   Common Stock (B)                                       364,973 shs.           7/9/02        1,749,998            7,299
   Warrant, exercisable until 2005, to purchase
     common stock at $2.03 per share (B)                  109,091 shs.          5/26/98                1               --
                                                                                            ------------     ------------
                                                                                               1,749,999            7,299
                                                                                            ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Preferred Stock               332 shs.          8/12/94           33,217           16,608
   Common Stock (B)                                           682 shs.               **           42,365               --
                                                                                            ------------     ------------
                                                                                                  75,582           16,608
                                                                                            ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
   14% Senior Subordinated Note due 2007                  $  1,804,852          9/16/99        1,802,712        1,687,733
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                   101,505 shs.          9/16/99                1          286,944
                                                                                            ------------     ------------
                                                                                               1,802,713        1,974,677
                                                                                            ------------     ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
   13% Senior Subordinated Note due 2011                  $  1,125,000          2/28/01        1,016,222        1,147,489
   Warrant, exercisable until 2011, to purchase
     common stock at $.01 per share (B)                       122 shs.          2/28/01          108,778                1
                                                                                            ------------     ------------
                                                                                               1,125,000        1,147,490
                                                                                            ------------     ------------
 *7/31/97 and 1/4/99.
**11/14/01 and 8/12/94.

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs
and eye products.
   12% Senior Subordinated Note due 2009                  $  1,125,000          4/19/02     $  1,054,828     $  1,151,233
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                    27,046 shs.          4/19/02           73,086              270
                                                                                            ------------     ------------
                                                                                               1,127,914        1,151,503
                                                                                            ------------     ------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for
the wood working industry.
   Senior Secured Floating Rate Tranche A Note due 2007   $  1,332,558           6/2/99        1,332,558        1,332,558
   12% Senior Secured Tranche B Note due 2007             $    646,089           6/2/99          646,089          652,550
   Class B Common Stock (B)                                   846 shs.           6/2/99          146,456           89,608
                                                                                            ------------     ------------
                                                                                               2,125,103        2,074,716
                                                                                            ------------     ------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for
bottles used in consumer products.
   12% Senior Subordinated Note due 2009                  $  1,125,000          6/13/02        1,031,329        1,134,918
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                     1,064 shs.          6/13/02           96,365               11
                                                                                            ------------     ------------
                                                                                               1,127,694        1,134,929
                                                                                            ------------     ------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplied and products
throughout the Midwest.
   12.5% Senior Subordinated Note due 2008                $    803,571           8/1/02          690,883          804,724
   Common Stock (B)                                       321,429 shs.           8/1/02          321,429          257,143
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                   139,470 shs.           8/1/02          114,589            1,395
                                                                                            ------------     ------------
                                                                                               1,126,901        1,063,262
                                                                                            ------------     ------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
   12.25% Senior Subordinated Note due 2007               $  2,250,000          12/6/99        2,036,494        2,280,107
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                       369 shs.          12/6/99          306,818                4
                                                                                            ------------     ------------
                                                                                               2,343,312        2,280,111
                                                                                            ------------     ------------

SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers
in the United States.
   14% Senior Subordinated Note due 2008                  $  1,088,798           3/1/00        1,070,178        1,132,350
   Preferred LLC Interests (B)                                 69 int.           3/1/00           69,270           65,513
   Common LLC Interests (B)                                33,393 int.           3/1/00            4,948            3,958
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                   134,925 shs.           3/1/00           18,890            1,349
                                                                                            ------------     ------------
                                                                                               1,163,286        1,203,170
                                                                                            ------------     ------------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances.
   11% Senior Secured Note due 2004                       $    760,550          1/25/00     $    738,355     $    758,604
   9.65% Senior Secured Note due 2004                     $    117,313          5/27/94          117,313          115,614
   10.5% Subordinated Note due 2004                       $    179,104          5/27/94          179,104          174,655
   Common Stock (B)                                         1,077 shs.          5/27/94           64,904           41,343
   Warrant, exercisable until 2004, to purchase
     common stock at $.01 per share (B)                     1,271 shs.                *           57,243           48,776
                                                                                            ------------     ------------
                                                                                               1,156,919        1,138,992
                                                                                            ------------     ------------

STRATEGIC EQUIPMENT & SUPPLY PARTNERS, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
   12% Senior Subordinated Note due 2008                  $  2,250,000          1/14/00        1,948,996        2,099,707
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                    61,862 shs.          1/14/00          382,501              619
                                                                                            ------------     ------------
                                                                                               2,331,497        2,100,326
                                                                                            ------------     ------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such
as safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care products.
   12.5% Senior Subordinated Note due 2007                $  1,356,000           2/5/98        1,235,738        1,369,560
   Common Stock (B)                                           315 shs.           2/4/98          315,000          283,500
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                       222 shs.           2/5/98          184,416                2
                                                                                            ------------     ------------
                                                                                               1,735,154        1,653,062
                                                                                            ------------     ------------

THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
   12.25% Senior Subordinated Note due 2009               $    654,000           5/9/00          525,633          673,620
   Limited Partnership Interest of KT Holding
     Company, L.P. (B)                                      0.27% int.           5/5/00          409,365          368,429
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                       391 shs.           5/9/00          152,055           38,664
                                                                                            ------------     ------------
                                                                                               1,087,053        1,080,713
                                                                                            ------------     ------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
   Convertible Preferred Stock, convertible into
     common stock at $1,000 per share (B)                     560 shs.          7/25/96          560,000          448,000
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                       237 shs.          7/25/96           24,103          189,504
                                                                                            ------------     ------------
                                                                                                 584,103          637,504
                                                                                            ------------     ------------

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and
plastic fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008               $    992,647          12/6/01          992,647        1,001,074
   Membership Interests (B)                               132,353 int.          12/6/01          132,353          119,118
                                                                                            ------------     ------------
                                                                                               1,125,000        1,120,192
                                                                                            ------------     ------------
*5/27/94 and 1/25/00.

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

TRANSMONTAIGNE OIL COMPANY - A.S.E.
An independent petroleum products marketing company.
   Common Stock (B)                                       277,771 shs.                *     $    909,179     $  1,383,300
                                                                                            ------------     ------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
   10.5% Senior Secured Term Note due 2008                $  1,353,750          1/20/00        1,353,750        1,311,242
   12% Senior Subordinated Note due 2010                  $    758,100          1/20/00          711,066          709,051
   Common Stock (B)                                       129,960 shs.          1/20/00          129,960          103,968
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                   148,912 shs.          1/20/00           56,316            1,489
                                                                                            ------------     ------------
                                                                                               2,251,092        2,125,750
                                                                                            ------------     ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North
American window and door market.
   12.25% Senior Subordinated Note due 2006               $  1,338,000          6/23/97        1,242,463        1,338,000
   Limited Partnership Interest (B)                         5.02% int.          6/17/97          412,300          371,070
   Warrant, exercisable until 2006, to purchase
     limited partnership interests at $.01 per unit (B)       630 uts.          6/23/97          188,536           26,360
                                                                                            ------------     ------------
                                                                                               1,843,299        1,735,430
                                                                                            ------------     ------------
TVI, INC.
A retailer of used clothing in the United States,
Canada and Australia.
   15.971% Senior Subordinated Note due 2008              $  1,060,721           5/2/00        1,021,823        1,048,629
   Common Stock (B)                                       187,500 shs.           5/2/00          187,500          131,250
                                                                                            ------------     ------------
                                                                                               1,209,323        1,179,879
                                                                                            ------------     ------------
US AIRWAYS GROUP - N.Y.S.E.
A domestic and international airline.
   10.8% Series A Secured Loan Certificates due 2003      $    115,093          6/29/94          111,628           57,547
                                                                                            ------------     ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
   12.5% Senior Subordinated Note due 2007 (B)            $  1,834,000         12/14/99        1,644,063        1,283,800
   Class B Common Stock (B)                                   352 shs.         12/14/99          351,600            3,516
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                       299 shs.         12/14/99          244,533                3
                                                                                            ------------     ------------
                                                                                               2,240,196        1,287,319
                                                                                            ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
   Series A Preferred Units (B)                             0.03% int.          12/2/96                1                2
                                                                                            ------------     ------------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                           Warrants,
                                                           Ownership
                                                          or Principal     Acquisition                        Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)               Amount            Date             Cost          at 9/30/02
                                                          ------------     ------------     ------------     ------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
   12% Senior Subordinated Note due 2008                  $  1,082,787         12/18/00     $  1,006,493     $  1,143,295
   Limited Partnership Interest of Riverside VI
     Holding Company, L.P (B).                              2.73% int.                *          198,562          158,847
   Limited Partnership Interest of Riverside Capital
     Appreciation Fund II, LP(B)                            0.84% int.         12/18/00           42,213           33,770
   Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                              160 shs.               **          123,166                2
                                                                                            ------------     ------------
                                                                                               1,370,434        1,335,914
                                                                                            ------------     ------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
   12.5% Senior Subordinated Note due 2008                $    871,878          11/3/00          849,489          903,155
   Senior Preferred Stock (B)                               2,484 shs.          11/1/00          248,379          249,305
   Class B Common Stock (B)                                 4,743 shs.          11/1/00            4,743            4,269
   Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                            2,107 shs.          11/3/00           26,367               21
                                                                                            ------------     ------------
                                                                                               1,128,978        1,156,750
                                                                                            ------------     ------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
   20% Senior Subordinated Secured Note due 2009          $  1,162,625          11/9/01        1,162,241        1,176,285
                                                                                            ------------     ------------
   TOTAL PRIVATE PLACEMENT INVESTMENTS                                                       108,939,453       90,741,057
                                                                                            ------------     ------------


 *12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                                                Shares or
                                                  Interest        Due           Principal                             Fair Value
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate          Date           Amount               Cost            at 9/30/02
                                                  --------     ----------     --------------     --------------     --------------

RULE 144A SECURITIES - 4.04%: (A)

BONDS - 2.60%
   Cuddy International Corp. (B)                    10.750%      12/01/07     $      208,870     $      205,750     $       87,726
   Enserch Exploration, Inc.                         7.540       01/02/09            677,408            677,408            711,012
   JohnsonDiversey, Inc.                             9.625       05/15/12            200,000            200,000            200,000
   TCW Leveraged Income Trust, L.P.                  8.410       03/31/04          1,500,000          1,500,000          1,248,750
                                                                              --------------     --------------     --------------
       TOTAL BONDS                                                            $    2,586,278          2,583,158          2,247,488
                                                                              ==============     --------------     --------------

CONVERTIBLE BONDS - 1.43%
   Advanced Micro Devices, Inc.                      4.750%      02/01/22     $      250,000            198,724            147,500
   Cymer, Inc.                                       3.500       02/15/09            450,000            450,000            344,250
   F E I Company                                     5.500       08/15/08            200,000            200,000            145,750
   General Semiconductor, Inc.                       5.750       12/15/06             35,000             31,587             30,713
   Hyperion Solutions Corp.                          4.500       03/15/05            100,000            100,000            93,250
   Invitrogen Corp.                                  2.250       12/15/06            225,000            225,000            178,875
   Sanmina-SCI Corp.                                 0.000       09/12/20            570,000            237,262            182,400
   Triquint Semiconductor, Inc.                      4.000       03/01/07            120,000             89,836             89,250
   Viropharma, Inc.                                  6.000       03/01/07            110,000             75,350             33,825
                                                                              --------------     --------------     --------------
       TOTAL CONVERTIBLE BONDS                                                $    2,060,000          1,607,759          1,245,813
                                                                              ==============     --------------     --------------

WARRANTS - 0.01%
   Winsloew Escrow Corp. (B)                                                             700                  7              6,913
                                                                                                 --------------     --------------
       TOTAL WARRANTS                                                                                         7              6,913
                                                                                                 --------------     --------------

TOTAL RULE 144A SECURITIES                                                                            4,190,924          3,500,214
                                                                                                 --------------     --------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                            $  113,130,377     $   94,241,271
                                                                                                 --------------     --------------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                                                Shares or
                                                  Interest        Due           Principal                            Market Value
CORPORATE PUBLIC SECURITIES - 7.57%: (A)            Rate          Date           Amount               Cost            at 9/30/02
                                                  --------     ----------     --------------     --------------     --------------

BONDS - 4.21%
   Airplanes Pass Thru Trust                         8.150%      03/15/19     $    1,399,350     $    1,398,113     $      139,935
   Derby Cycle Corp. (B)                            10.000       05/15/08            314,455            314,455              3,145
   G F S I, Inc.                                     9.625       03/01/07            125,000            105,635             99,843
   Hexcel Corp.                                      9.750       01/15/09            390,000            390,000            265,200
   Isle of Capri Casinos, Inc.                       9.000       03/15/12            400,000            400,000            411,000
   L L S Corp. (B)                                  11.625       08/01/09            425,000            378,250             21,250
   Neff Corp.                                       10.250       06/01/08            120,000            118,813             51,600
   Northwest Airlines Corp.                          8.970       01/02/15            832,637            832,637            786,359
   Numatics, Inc.                                    9.625       04/01/08            375,000            377,324            172,500
   Sports Club Co.                                  11.375       03/15/06            400,000            388,000            359,500
   United Refining Co.                              10.750       06/15/07            980,000            980,000            744,800
   Winsloew Escrow Corp.                            12.750       08/15/07            700,000            684,033            587,125
                                                                              --------------     --------------     --------------
       TOTAL BONDS                                                            $    6,461,442          6,367,260          3,642,257
                                                                              ==============     --------------     --------------


COMMON STOCK - 0.92%
   Budget Group, Inc. (B)                                                             47,164            986,991              1,415
   Computer Horizons Corp. (B)                                                         6,268             31,051             23,317
   Convera Corp. (B)                                                                  21,050            771,153             29,680
   EOS International, Inc. (B)                                                        39,375            438,156             16,537
   Florist Transworld Delivery, Inc. (B)                                               9,374             13,754            129,830
   H C I Direct, Inc. (B)                                                                500                 --                 50
   Key3media Group, Inc. (B)                                                         105,000            530,250              1,575
   Proton Energy Systems, Inc. (B)                                                    14,000            177,078             29,680
   Rent-Way, Inc. (B)                                                                 46,432            458,123            139,296
   Suprema Specialties, Inc. (B)                                                      17,500            223,125                 18
   Titan Corp. (B)                                                                    29,026             86,614            278,650
   Vina Technologies, Inc. (B)                                                           143                422                 23
   W E C Company, Inc. (B)                                                             5,567            750,000            149,994
                                                                                                 --------------     --------------
       TOTAL COMMON STOCK                                                                             4,466,717            800,065
                                                                                                 --------------     --------------











--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                                                Shares or
                                                  Interest        Due           Principal                            Market Value
CORPORATE PUBLIC SECURITIES: (A)(CONTINUED)         Rate          Date           Amount               Cost            at 9/30/02
                                                  --------     ----------     --------------     --------------     --------------

CONVERTIBLE BONDS - 2.44%
   B E A Systems, Inc.                               4.000%      12/15/06     $      400,000     $      291,500     $      307,500
   Charter Communications, Inc.                      4.750       06/01/06            345,000            345,000            147,919
   Commscope, Inc.                                   4.000       12/15/06             90,000             87,275             66,479
   Corning, Inc.                                     0.000       11/08/15            425,000            315,318            185,937
   Cypress Semiconductor Corp.                       4.000       02/01/05            115,000            115,000             89,844
   F E I Company                                     5.500       08/15/08            600,000            559,500            437,250
   Hyperion Solutions Corp.                          4.500       03/15/05             30,000             21,300             27,975
   I T C\Deltacom, Inc. (B)                          4.500       05/15/06            470,000            227,950             40,537
   Mediacom Communications Corp.                     5.250       07/01/06            580,000            580,000            377,725
   S C I Systems, Inc.                               3.000       03/15/07            400,000            363,519            238,000
   Sanmina-SCI Corp.                                 0.000       09/12/20            595,000            212,687            190,400
                                                                              --------------     --------------     --------------
       TOTAL CONVERTIBLE BONDS                                                $    4,050,000          3,119,049          2,109,566
                                                                              ==============     --------------     --------------

       TOTAL CORPORATE PUBLIC SECURITIES                                                         $   13,953,026     $    6,551,888
                                                                                                 --------------     --------------




                                                  Interest        Due           Principal                            Market Value
SHORT-TERM SECURITIES:                           Rate/Yield       Date           Amount               Cost            at 9/30/02
                                                  --------     ----------     --------------     --------------     --------------

COMMERCIAL PAPER - 7.00%
   Conagra Foods, Inc.                               1.810%      10/02/02     $    1,500,000     $    1,499,925     $    1,499,925
   Dominoin Resources, Inc.                          1.950       10/03/02          1,040,000          1,039,887          1,039,887
   McCormick & Company, Inc.                         1.800       10/01/02          1,125,000          1,125,000          1,125,000
   Sears Roebuck Acceptance Corp.                    1.950       10/04/02          1,265,000          1,264,796          1,264,796
   Viacom, Inc.                                      1.850       10/07/02          1,130,000          1,129,623          1,129,623
                                                                              --------------     --------------     --------------
       TOTAL SHORT-TERM SECURITIES                                            $    6,060,000     $    6,059,231     $    6,059,231
                                                                              ==============     --------------     --------------


TOTAL INVESTMENTS                        123.42%                                                 $  133,142,634     $  106,852,390
                                                                                                 ==============     --------------
   Other Assets                            3.17                                                                          2,740,239
   Liabilities                           (26.59)                                                                       (23,016,949)
                                      ---------                                                                     --------------
   TOTAL NET ASSETS                      100.00%                                                                    $   86,575,680
                                      =========                                                                     ==============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)  Non-income producing security.



                       SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                     INDUSTRY CLASSIFICATION

                                              Fair Value                                                               Fair Value
Corporate Restricted Securities:              at 9/30/02                 Corporate Restricted Securities: (Cont.)      at 9/30/02
                                            --------------                                                           --------------

AUTOMOBILE - 6.03%                                                       CONTAINERS, PACKAGING & GLASS - 7.38%
America's Body Co., Inc./LCP Holding Co.    $    1,661,198               C & K Manufacturing and Sales Company       $       33,161
LIH Investors, L.P.                              2,065,585               Capitol Specialty Plastics, Inc.                       201
Nyloncraft, Inc.                                 1,496,278               Paradigm Packaging, Inc.                         1,254,295
                                            --------------               Plassein Packaging, Inc.                           351,608
                                                 5,223,061               Selig Acquisition Corporation                    1,134,929
                                            --------------               Snyder Industries, Inc.                          2,280,111
BEVERAGE, FOOD & TOBACCO - 2.49%                                         Vitex Packaging, Inc.                            1,335,914
Beta Brands, Inc.                                  737,794                                                           --------------
Cains Foods, L.P.                                   56,432                                                                6,390,219
Premium Foods Group                              1,360,776                                                           --------------
                                            --------------               DIVERSIFIED/CONGLOMERATE,
                                                 2,155,002               MANUFACTURING - 16.97%
                                            --------------               D T Industries, Inc.                               421,764
BUILDINGS & REAL ESTATE - 10.97%                                         Evans Consoles, Inc.                             1,382,000
Adorn, Inc.                                      1,175,308               Highgate Capital LLC                                89,604
Eagle Window & Door Holdings Co.                 1,141,110               Hussey Seating Company                           1,523,730
PGT Industries, Inc.                             1,202,961               Jackson Products, Inc.                             153,589
Shelter Acquisition, Inc.                        1,063,262               Jason, Inc.                                        996,444
Strategic Equipment & Supply Partners, Inc.      2,100,326               Maxtec International Corp.                         316,578
Therma-Tru Corporation                           1,080,713               NPC, Inc.                                        2,253,226
Truseal Technologies, Inc.                       1,735,430               Pacific Coast Feather Company                    1,209,548
                                            --------------               PW Eagle, Inc.                                   1,974,677
                                                 9,499,110               Safety Speed Cut Manufacturing Company, Inc.     2,074,716
                                            --------------               Tinnerman-Palnut Engineered Components           1,120,192
CARGO TRANSPORT - 2.03%                                                  Wicor Americas, Inc.                             1,176,285
Kenan-Advantage Transport Company                1,119,087                                                           --------------
Tidewater Holdings, Inc.                           637,504                                                               14,692,353
                                            --------------                                                           --------------
                                                 1,756,591               DIVERSIFIED/CONGLOMERATE, SERVICE - 9.23%
                                            --------------               Diversco, Inc./DHI Holdings, Inc.                  348,016
CHEMICAL, PLASTICS & RUBBER - 2.99%                                      Examination Management Services, Inc.            1,950,787
Contico International, Inc.                        101,686               Hamilton Funeral Services Centers, Inc.            552,007
Delstar Holdings Corp.                                  18               Lancaster Laboratories, Inc.                     1,107,332
Process Chemicals LLC                            1,342,321               Pharmaceutical Buyers, Inc.                        518,905
RK Polymers LLC                                  1,147,490               Sabex 2002, Inc.                                 1,151,503
                                            --------------               SpectaGuard Acquisition LLC                      1,203,170
                                                 2,591,515               Washington Inventory Services, Inc.              1,156,750
                                            --------------                                                           --------------
CONSUMER PRODUCTS - 12.21%                                                                                                7,988,470
Alpha Shirt Company                              2,536,745                                                           --------------
Colibri Holdings Corporation                     1,110,530               ELECTRONICS - 7.51%
Consumer Product Enterprises, Inc.                 342,001               Advanced Micro Devices, Inc.                       147,500
Corvest Group, Inc.                              2,129,882               Coining Corporation of America                   1,287,894
Dexter Magnetics Technologies, Inc.                924,770               Directed Electronics, Inc.                       2,259,905
G C-Sun Holdings, L.P.                             690,005               Evolve Software, Inc.                                    5
Keepsake Quilting, Inc.                          1,182,450               Fairmarket, Inc.                                        57
The Tranzonic Companies                          1,653,062               Hyperion Solutions Corp.                            93,250
                                            --------------               IBEAM Broadcasting Corporation                          --
                                                10,569,445               Integration Technology Systems, Inc.             1,066,543
                                            --------------               Precision Dynamics, Inc.                         1,363,790
                                                                         Progressive Software Holdings                        7,299
                                                                         Sanmina-SCI Corp.                                  182,400
                                                                         Triquint Semiconductor, Inc.                        89,250
                                                                                                                     --------------
                                                                                                                          6,497,893
                                                                                                                     --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2002
(Unaudited)

                                                INDUSTRY CLASSIFICATION (CONTINUED)



                                              Fair Value                                                               Fair Value
Corporate Restricted Securities: (Cont.)      at 9/30/02                 Corporate Restricted Securities: (Cont.)      at 9/30/02
                                            --------------                                                           --------------

FARMING & AGRICULTURE - 0.55%                                            MISCELLANEOUS - 4.01%
Cuddy International Corp.                   $       87,726               CapeSuccess LLC                             $        3,320
Polymer Technologies, Inc./                                              East River Ventures I, L.P.                          6,866
 Poli-Twine Western, Inc.                          371,601               Enserch Exploration, Inc.                          711,012
Protein Genetics, Inc.                              16,608               General Semiconductor, Inc.                         30,713
                                            --------------               Invitrogen Corp.                                   178,875
                                                   475,935               TCW Leveraged Income Trust, L.P.                 1,248,750
                                            --------------               USFlow Corporation                               1,287,319
HEALTHCARE, EDUCATION & CHILDCARE - 6.01%                                Victory Ventures LLC                                     2
Beacon Medical Products, Inc.                    1,162,695               Winsloew Escrow Corp.                                6,913
DHD Healthcare, Inc.                             1,170,375                                                           --------------
Enzymatic Therapy, Inc.                            618,753                                                                3,473,770
Nexell Therapeutics, Inc.                        2,221,146                                                           --------------
Viropharma, Inc.                                    33,825               OIL AND GAS - 1.60%
                                            --------------               Chaparral Resources, Inc.                               51
                                                 5,206,794               TransMontaigne Oil Company                       1,383,300
                                            --------------                                                           --------------
HOME & OFFICE FURNISHINGS, HOUSEWARES                                                                                     1,383,351
AND DURABLE CONSUMER PRODUCTS - 5.11%                                                                                --------------
Fasteners for Retail, Inc.                       2,483,389               PERSONAL TRANSPORTATION - 2.52%
JohnsonDiversey, Inc.                              200,000               Tronair, Inc.                                    2,125,750
Moss, Inc.                                         601,899               U.S. Airways Group                                  57,547
Star International, Inc.                         1,138,992                                                           --------------
                                            --------------                                                                2,183,297
                                                 4,424,280                                                           --------------
                                            --------------               RETAIL STORES - 1.36%
LEISURE, AMUSEMENT, ENTERTAINMENT - 5.32%                                TVI, Inc.                                        1,179,879
Adventure Entertainment Corporation                 10,353                                                           --------------
Grand Expeditions, Inc.                            450,053               TECHNOLOGY - 0.17%
Merit Industries, Inc.                           2,004,413               F E I Company                                      145,750
Olympic Boat Centers, Inc.                       2,141,994                                                           --------------
                                            --------------
                                                 4,606,813               TOTAL CORPORATE RESTRICTED
                                            --------------               SECURITIES - 108.85%                        $   94,241,271
MACHINERY - 3.19%                                                                                                    ==============
Ames True Temper, Inc.                           1,103,631
C & M Conveyor, Inc.                             1,312,564
Cymer, Inc.                                        344,250
                                            --------------
                                                 2,760,445
                                            --------------
MINING, STEEL, IRON &
NON PRECIOUS METALS - 1.20%
Better Minerals & Aggregates                     1,037,298
                                            --------------

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1.   HISTORY

     MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

     The Trust is a closed-end diversified management investment company. David
     L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

     On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF INVESTMENTS:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market. Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $94,241,271 (108.85% of net assets) as of September 30, 2002 ($92,854,018 at September 30, 2001) whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2002, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B. ACCOUNTING FOR INVESTMENTS:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     C. USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

     D. FEDERAL INCOME TAXES

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3.   INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

     Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4.   SENIOR SECURED INDEBTEDNESS:

     A. NOTE PAYABLE

     On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% through December 13, 2001. The Note holder, at it's option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

     In an agreement with MassMutual, the Note's maturity has been extended for an additional ten years and is due December 13, 2011. Interest will accrue at 5.80% per annum. For the periods ended September 30, 2002 and 2001, the Trust incurred total interest expense on the Note of $522,377 and $623,700, respectively.

     B. REVOLVING CREDIT AGREEMENT

     The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

     The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

     As of September 30, 2002, and 2001 there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 2.40% and 4.60% respectively. For the period ended September 30, 2002, the Trust incurred total interest expense on the Revolver of $188,648, including $6,227 related to the undrawn portion. For the period ended September 30, 2001, the Trust incurred total interest expense on the Revolver of $432,612, including $6,204 related to the undrawn portion.

5.   PURCHASES AND SALES OF INVESTMENTS

                                            FOR THE           FOR THE
                                          NINE MONTHS       NINE MONTHS
                                        ENDED 9/30/2002   ENDED 9/30/2001
                                        ---------------   ---------------
                                          COST OF INVESTMENTS ACQUIRED
                                        ---------------------------------
     Corporate restricted securities    $   20,972,634     $   10,708,782
     Corporate public securities             5,944,915          6,231,256
     Short-term securities                 249,086,771        275,850,948

                                        PROCEEDS FROM SALES OR MATURITIES
                                        ---------------------------------
     Corporate restricted securities    $   19,124,975     $   11,469,960
     Corporate public securities             7,739,727          6,199,500
     Short-term securities                 248,071,239        279,127,248


    The The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2002 is $26,290,244 and consists of $5,908,704 appreciation and $32,198,948 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2001 is $22,608,989 and consists of $7,225,829 appreciation and $29,834,818 depreciation.





--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


6.   QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                    PER                    PER
                                       AMOUNT      SHARE      AMOUNT      SHARE
                                       ------      -----      ------      -----
                                   MARCH 31, 2002         MARCH 31, 2001
                                   --------------         --------------
     Investment income               $2,748,183             $2,870,905
     Net investment income            2,199,580    $0.23     2,175,570    $0.23
     Net realized and unrealized
       (loss) gain on investments     2,514,569     0.27    (1,599,595)   (0.17)


                                    JUNE 30, 2002          JUNE 30, 2001
                                    -------------          -------------
     Investment income                2,725,958              2,972,048
     Net investment income            2,264,334     0.24     2,342,506     0.25
     Net realized and unrealized
       loss on investments              (71,641)   (0.01)      (54,985)    0.00


                                 SEPTEMBER 30, 2002     SEPTEMBER 30, 2001
                                 ------------------     ------------------
     Investment income                2,557,607              2,763,604
     Net investment income            2,055,368     0.22     2,173,263     0.23
     Net realized and unrealized
       loss on investments           (4,682,946)   (0.50)   (4,514,061)   (0.48)









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32

     TRUSTEES

Donald E. Benson*
Richard G. Dooley
Donald Glickman
Martin T. Hart*
Steven A. Kandarian
Jack A. Laughery
Corine T. Norgaard*
Stuart H. Reese

*Member of the Audit Committee


            OFFICERS

Stuart H. Reese,           Chairman
Richard G. Dooley,         Vice Chairman
Robert E. Joyal,           President
Charles C. McCobb, Jr.,    Vice President &
                             Chief Financial Officer
Stephen L. Kuhn,           Vice President &
                             Secretary
Roger W. Crandall,         Vice President
Michael P. Hermsen,        Vice President
Mary Wilson Kibbe,         Vice President
Michael L. Klofas,         Vice President
Richard C. Morrison,       Vice President
Clifford M. Noreen,        Vice President
Richard E. Spencer, II,    Vice President
Mark B. Ackerman,          Treasurer
John T. Davitt, Jr.,       Comptroller



                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

     Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

     Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

     The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

     As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

     Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

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